Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2024
Condensed Financial Information of the Parent Company
Summary of Parent Company Balance Sheets
	As of	As of
	September 30,	September 30,
	2024	2023
Assets
Current assets
Cash	$70	$84
Other receivables	294,701	103,760
	294,771	103,844
Non-current assets
Investment in subsidiaries	169,753,151	167,664,201
Total assets	$170,047,922	$167,768,045

Liabilities and Shareholders’ Equity
Current liabilities
Interest payable	31,685	3,377
Convertible promissory notes	-	5,788,742
Derivative liability	-	-
Total liabilities	31,685	$5,792,119

Commitments and contingencies

Shareholders’ equity
Ordinary shares, $0.20 par value: 500 million shares authorized, 10,678,953 and 6,094,078 shares issued and outstanding as of September 30, 2024 and 2023, respectively	2,135,791	1,218,816
Additional paid-in capital	161,571,245	160,571,517
Retained earnings	6,309,201	185,593
Total shareholders’ equity	170,016,237	161,975,926

Total liabilities and shareholders’ equity	$170,047,922	$167,768,045

Summary of Parent Company Statements of Operations
	For the year ended September 30,
	2024	2023	2022
Operating expenses:
General and administrative expenses	$(803,483)	$(913,948)	$(2,961,849)
Other expenses
Change in fair value of derivative liability	-	873,767	419,649
Interest expense	(1,535,732)	(445,766)	-
Amortization of debt issuance costs	(60,301)	(1,691,609)	(48,160)
Other expenses	(1,061)	(432)	(3,024)
Loss from operations	(2,400,577)	(2,177,988)	(2,593,384)
Equity in (loss) income of subsidiaries and VIE	(2,254,102)	4,721,801	4,817,363
Comprehensive (loss) income attributable to the Company	$(4,654,679)	$2,543,813	$2,223,979

Summary of Parent Company Statements of Cash Flows
	For the year ended September 30,
	2024	2023	2022
Cash flows from operating activities
Net (loss) income	$(4,654,679)	$2,543,813	$2,223,979
Adjustments to reconcile net (loss) income to net cash used in operating activities
Equity in earnings of subsidiaries	2,254,102	(4,721,801)	(4,817,363)
Interest expense	1,444,191	-	-
Amortization of debt issuance costs	60,301	1,691,609	48,160
Change in fair value of derivative liability	-	(873,767)	(419,649)
Share-based compensation	-	-	2,007,328
Other current assets	134,996	98	21,223
Other current liabilities	-	(50,869)	54,246
Net cash used in operating activities	(761,089)	(1,410,917)	(882,076)

Cash flows from investing activities
Investing in subsidiaries	1,028,374	(10,576,178)	(7,529,060)
Net cash provided by (used in) investing activities	1,028,374	(10,576,178)	(7,529,060)

Cash flows from financing activities
Proceeds from promissory notes	5,000,000	-	-
Repayment of promissory notes	(130,000)	-	-
Repayment of convertible promissory notes	(6,050,625)	-	-
Net proceeds from share issuance	762,703	7,930,000	6,000,000
Net proceeds from issuance of convertible promissory notes	-	-	6,000,000
Proceeds from advances from related parties	150,623	-	-
Repayment of advances from related parties	-	-	(54,600)
Net cash (used in) provided by financing activities	(267,299)	7,930,000	11,945,400

Net (decrease) increase in cash	(14)	(4,057,095)	3,534,264
Cash, beginning of year	84	4,057,179	522,915
Cash, end of year	$70	$84	$4,057,179